Financial Risk Management - Schedule of Maturities of Financial Liabilities (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 723,724	$ 1,005,308
Lease liabilities	429,536	461,358
Borrowings	52,252
Total Contractual Cash Flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	723,724	1,005,305
Lease liabilities	429,536
Borrowings	52,252
TOTAL	1,205,512	1,005,305
Carrying Amount (assets)/liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	723,724	1,005,305
Lease liabilities	429,536
Borrowings	52,252
TOTAL	1,205,512	1,005,305
Less than 6 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	723,724	1,005,305
Lease liabilities	108,924
Borrowings
TOTAL	832,648	1,005,305
6 - 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Lease liabilities	131,991
Borrowings
TOTAL	131,991
Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Lease liabilities	188,621
Borrowings	52,252
TOTAL	240,873
Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Lease liabilities
Borrowings
TOTAL
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Lease liabilities
Borrowings
TOTAL